Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Sales	$ 1,018.6	$ 1,018.7	$ 1,080.4	$ 1,004.8	$ 1,037.9	$ 1,020.2	$ 1,009.5	$ 979.0	$ 4,122.5	$ 4,046.6	$ 3,525.1
Gross profit	169.3	159.7	177.7	131.1	147.6	160.4	173.7	148.6	637.8	630.3	497.0
Net income (loss)	60.0	115.3	78.5	16.3	45.0	55.6	75.6	60.5	270.1	236.7	(79.7)
Net income attributable to ATI	$ 56.5	$ 111.0	$ 75.1	$ 15.0	$ 41.1	$ 50.5	$ 72.8	$ 58.0	$ 257.6	$ 222.4	$ (91.9)
Basic income (loss) attributable to ATI per common share (in dollars per share)									$ 2.05	$ 1.78	$ (0.83)
Basic net income (loss) attributable to ATI per common share (in dollars per share)	$ 0.45	$ 0.88	$ 0.60	$ 0.12	$ 0.33	$ 0.40	$ 0.58	$ 0.46	2.05	1.78	(0.83)
Diluted income (loss) attributable to ATI per common share (in dollars per share)									1.85	1.61	(0.83)
Diluted net income (loss) attributable to ATI per common share (in dollars per share)	$ 0.41	$ 0.78	$ 0.54	$ 0.12	$ 0.30	$ 0.37	$ 0.52	$ 0.42	$ 1.85	$ 1.61	$ (0.83)
Average shares outstanding (shares)	126.1	126.1	126.1	125.8	125.7	125.7	125.7	125.7	125.8	125.2	110.1